Cover	Jul. 08, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2025
Entity File Number	001-41744
Entity Registrant Name	Nabors Energy Transition Corp. II
Entity Central Index Key	0001975218
Entity Tax Identification Number	98-1729137
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	515 West Greens Road
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77067
City Area Code	281
Local Phone Number	874-0035
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class A Ordinary Share Dollar 0. 0001 Par Value And Onehalf Of One Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one warrant
Trading Symbol	NETDU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	NETD
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	NETDW
Security Exchange Name	NASDAQ